INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES
NOTE 3  -    INVENTORIES

	December 31,
	2 0 1 4	2 0 1 3

	$ in thousands

Raw materials	606	529
Work in process	225	121
Finished products	134	215
	965	865

The balances are net of write-down of $643 thousands as of December 31, 2014 and 2013.